Accounts Receivable, Net	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following as of March 31:

	As of March 31,
	2025	2024
	USD	USD
Accounts receivable	1,424,773	5,405,814
Less: allowance for credit loss	(13,457)	(17,153)
Accounts receivable, net	1,411,316	5,388,661

The movement of allowance for credit losses are as follows:

	As of March 31,
	2025	2024	2023
	USD	USD	USD
Balance at beginning of the year	17,153	10,163	4,962
(Reversal) addition during the year	(3,696)	6,990	5,201
Balance at end of the year	13,457	17,153	10,163